OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
OPTIONS AND WARRANTS [Text Block]

NOTE 7 – OPTIONS AND WARRANTS

Stock Option Awards

Effective April 28, 2017, we granted a total of 1,790,000 stock options to our directors, officers, consultants employees. The stock options are exercisable at the exercise price of $1.29 per share for a period of six and one-half years from the date of grant. 360,000 of the stock options vest as follows: (i) 120,000 upon the date of grant; and (ii) 120,000 on each anniversary date of grant. 1,430,000 of the stock options vest as follows: (i) 357,500 upon the date of grant; and (ii) 357,500 on each anniversary date of grant. We granted the stock options to 12 U.S. Persons and 3 non U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

In June 2017, two option holders elected to exercise their stock options. A total of 181,000 stock options were surrendered in exchange for 121,288 common stock shares.

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

On January 29, 2016, the Company granted a total of 1,310,000 stock options to certain employees. The stock options are exercisable at the exercise price of $0.52 per share for a period of 7.6 years from the date of grant and vested upon the date of grant.

On January 29, 2016, the Company granted a total of 3,000,000 stock options Steven A. Nickolas and Richard A. Wright ( 1,500,000 stock options to each). The stock options are exercisable at the exercise price of $0.52 per share for a period of 7.6 years from the date of grant and vested upon the date of grant.

On March 4, 2016, the Company completed the offering and sale of an aggregate of 9,000,000 shares of our common stock the offering included warrants to purchase an aggregate of 4,500,000 shares of our common stock, at an exercise price of $0.50 per share for a period of two years from the date of issuance.

For the years ended March 31, 2017 and March 31, 2016 the Company has recognized compensation expense of $0 and $2,425,495 respectively, on the stock options granted that vested. The fair value of the unvested shares is $0 as of March, 2017. The aggregate intrinsic value of these options was $0 at March 31, 2016. Stock option activity summary covering options is presented in the table below:

			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2015	343,000	$7.00	8.5
Granted	4,310,000	0.52	8.9
Exercised	-	-	9.2
Expired/Forfeited	-	-	8.2
Outstanding at March 31, 2016	4,653,400	0.92	8.2
Granted	-	-	7.8
Exercised	(485,000)	0.52	-
Expired/Forfeited	(192,600)	0.52	-
Outstanding at March 31, 2017	4,145,800	0.92	7.7
Exercisable at March 31, 2017	4,145,800	0.92	7.7

Warrants

The following is a summary of the status of all of our warrants as of March 31,

2017 and changes during the period ended on that date:		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2015	460,608	$7.00
Granted	4,858,057	1.22
Exercised	(254,763)	8.00
Cancelled or Expired	(75,780)	6.00
Outstanding at March 31, 2016	4,988,116	1.39
Granted	-	-
Exercised	(600,000)	0.50
Cancelled or Expired	(195,200)	1.50
Outstanding at March 31, 2017	4,192,916	0.79
Warrants exercisable at March 31, 2017	4,192,916	0.79

The following table summarizes information about stock warrants outstanding and exercisable at March 31, 2017:

STOCK WARRANTS OUTSTANDING AND EXERCISABLE

	Number of	Weighted-Average
	Warrants	Remaining Contractual
Exercise Price	Outstanding	Life in Years
$27.50	2,326	1.07
9.375	19,067	2.55
6.25	6,667	2.05
5.00	233,429	1.02
3.50	31,429	1.02
0.50	3,900,000	0.91

On October 22, 2014, the Company entered into a master lease agreement with Veterans Capital Fund, LLC (the “Lessor”) for the secured lease line of credit financing in an amount not to exceed $600,000. The lease is expected to be secured by three new alkaline generating electrolysis system machines. Our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC acted as co-lessees. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three-year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company also entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to issue a warrant to purchase 72,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $6.25 per share for a period of five years. 18,000 shares vested.

On February 25, 2015, the Company amended the master lease agreement with Veterans Capital Fund, LLC for the increase in the secured lease line of credit financing to an amount not to exceed $800,000. The lease was secured by new alkaline generating electrolysis system machines by our wholly-owned subsidiary, Alkaline 88, LLC, and Water Engineering Solutions, LLC. Water Engineering Solutions, LLC is an entity that is controlled and owned by our President, Chief Executive Officer, director and major stockholder, Steven P. Nickolas, and our Vice-President, Secretary, Treasurer and director, Richard A. Wright. Pursuant to the master lease agreement, the Lessor agreed to lease to us the equipment described in any equipment schedule signed by us and approved by the Lessor. It is expected that any lease under the master lease agreement will be structured for a three-year lease term with fixed monthly lease rental payments based on a monthly lease rate factor of 3.4667% of the Lessor’s capital cost. In connection with the entering into the master lease agreement, the Company entered into a warrant agreement with the Lessor, pursuant to which the Company agreed to cancel the previous issued warrant for 72,000 and issue a warrant to purchase 102,000 shares of our common stock to the Lessor and/or its affiliates at an exercise price of $5.00 per share for a period of five years. 18,000 shares vested on October 22, 2014, 13,316 shares on October 28, 2014, 13,606 shares on December 22, 2014, 6,945 shares on February 3, 2015 and 15,799 shares on March 5, 2015. The remaining 18,105 shares will vest on a pro rata basis according to any mounts the Lessor funds pursuant to any lease schedules under the master lease agreement, provided that if we draw on 90% or more of the total lease line under the master lease agreement, then all such shares will be deemed to be vested. The Company recorded the bifurcated value of $309,028 of the warrants issued as additional paid in capital, the value was determine using a Black-Scholes, a level 3 valuation measure.

The fair value of the warrants granted during the year ended March 31, 2017 was estimated at the date of agreement using the Black-Scholes option-pricing model and a level 3 valuation measure, with the following assumptions:

Market value of stock on purchase date	$3.75	to	$7.10
Risk-free interest rate	. 26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2